Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Dividend

On February 23, 2022, the Company’s Board of Directors declared a quarterly cash dividend of $0.01 per share, paid on March 15, 2022, to all shareholders of record as of March 7, 2022.

Debt

$87.7 Million Subordinated Debt